Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

The Company’s related parties primarily consist of key management personnel. The Company considers directors and officers of Greenfire Resources Ltd. as key management personnel.

	Year ended	Year ended
($ thousands)	December 31, 2024	December 31, 2023
Salaries, benefits, and director fees	$5,946	$3,808

On April 19, 2024, the Company entered into a consulting agreement with M3-Brigage Sponsor III, LP (the “MBSC Sponsor”) for the provision of consulting services to the Company relating to, among other things, the Company’s transition to being a public company, maximizing the value of the Company, and educating the market about the Company and its value. Matthew Perkal, was a member of the Company’s Board of Directors, who was nominated to the Company’s Board of Directors by MBSC Sponsor pursuant to its rights under the Investor Rights Agreement, is Head of SPACs and Special Situations at Brigade Capital Management, LP, an affiliate of MBSC Sponsor and, prior to the Business Combination, served as the Chief Executive Officer of M3-Brigade Acquisition III Corp.

As compensation for the consulting services, the Company issued MBSC Sponsor 500,000 RSUs under the Company’s Incentive Plan. The terms of the MBSC Sponsor Consulting agreement were reviewed and approved by the disinterested directors of the Company Board. The fair market value of the RSUs upon issuance to MBSC Sponsor was $4.3 million. During the year ended December 31, 2024, the Company recognized an expense of $4.3 million and issued 500,000 common shares upon vesting of the RSUs.